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May 2, 2013 Via EDGAR Michael Clampitt Senior Attorney Advisor Division of Corporation Finance U.S. Securities and Exchange Commission	Abu Dhabi Barcelona Beijing Boston Brussels Chicago Doha Dubai Frankfurt Hamburg Hong Kong Houston London Los Angeles Madrid Milan	Moscow Munich New Jersey New York Orange County Paris Riyadh Rome San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

100 F Street, N.E.

Washington, D.C. 20549

Re:	Encore Capital Group, Inc.
Amendment No. 1 to Registration Statement on Form S-4
Filed April 26, 2013
File number 333-187581
and Form 10-K
Filed February 13, 2013
File number 0-26489

Asset Acceptance Capital Corp.
Form 10-K
Filed March 7, 2013
File number 0-50552

Dear Mr. Clampitt:

On behalf of Encore Capital Group, Inc. (the “Company”), we submit this letter in response to the comments and requests for additional information contained in the letter (the “Comment Letter”) from the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”), dated May 1, 2013 related to the above-referenced Amendment No. 1 to the Registration Statement on Form S-4 (“Amendment No. 1”), filed on April 26, 2013, the Company’s Form 10-K filed on February 13, 2013 and Asset Acceptance Capital Corp.’s Form 10-K filed on March 7, 2013.

The Company has revised Amendment No. 1 in response to the Comment Letter and is concurrently filing via EDGAR an amended registration statement on Form S-4 (the “Amended Registration Statement”) that reflects these revisions and generally updates the information contained therein. We are supplementally providing two blacklined copies of the Amended Registration Statement, marked to illustrate changes from Amendment No. 1 filed on April 26, 2013.

May 2, 2013

For your convenience, the exact text of the comments provided by the Staff has been included in bold face type preceding each response in the order presented in the Comment Letter. Unless the context otherwise requires, all references to page numbers in the responses to the Staff’s comments correspond to the pages in the Amended Registration Statement.

Form S-4

General

1.	Please revise to disclose the current status of the credit facility negotiations and address the consequences should it not be available.

Response: In response to the Staff’s comment, the Company has revised its disclosure regarding the current status of the credit facility negotiations on pages 21 and 104 and added a risk factor on page 28.

Summary, page 1

2.	Please revise to include a recent developments section for Asset Acceptance or otherwise address their significantly declining performance.

Response: In response to the Staff’s comment, the Company has revised its disclosure to include a section of the Amended Registration Statement entitled “Recent Developments — First Quarter 2013 Financial Highlights of AACC” on page 22.

Summary of Potential Payments…, page 72

3.	Please revise to disclose when payments will be paid in each of the circumstances described in the first paragraph, to what extent they can be modified and how the final amount will be determined.

Response: In response to the Staff’s comment, the Company has revised its disclosure in the section of the Amended Registration Statement entitled “Summary of Potential Payments to AACC’s Executive Officers and Directors” on page 72.

Where You Can Find More Information, page 123

4.	Revise so that the incorporation information is current as of the date of effectiveness. This will need to include the 10-K/A and 10-Q recently filed by Asset Acceptance.

Response: In response to the Staff’s comment, the Company has revised its disclosure to include references to the Form 10-K/A and Form 10-Q recently filed by AACC in the section of the Amended Registration Statement entitled “Where You Can Find More Information” on page 123.

*    *    *    *

May 2, 2013

Once you have had time to review the Company’s responses to the Staff’s comments, we would appreciate the opportunity to discuss any additional questions or concerns that you may have. Please feel free to contact me by telephone at (213) 891-7421.

Sincerely,

/s/ Steven B. Stokdyk
Steven B. Stokdyk of Latham & Watkins LLP

cc: Gregory L. Call, Encore Capital Group, Inc.